Income Tax Provision (Details) (USD $)	Feb. 28, 2014
Net deferred tax assets - Non-current:
Expected income tax benefit from NOL carry-forwards	$ 5,012
Less valuation allowance	(5,012)
Deferred tax assets, net of valuation allowance	$ 0